WARRANTY LIABILITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Guarantees and Product Warranties [Abstract]
Beginning warranty liability	$ 54,000	$ 43,000
Warranty expenses incurred
Additional liability accrued	5,000	11,000
Total accrued warranty	$ 59,000	$ 54,000